Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Financial Position:
Noncurrent assets	₱ 488,408	₱ 449,450
Current assets	87,438	75,577
Noncurrent liabilities	242,644	204,289
Current liabilities	213,537	204,448
Equity	119,665	116,290	₱ 116,666
Carrying value of investments in associates	16,992	18,777
Carrying value of investments in associates	16,992	18,777
Carrying value of investments in joint ventures	35,131	35,086
Additional Information:
Cash and cash equivalents	40,237	24,369	₱ 51,654	₱ 32,905
Noncurrent financial liabilities	217,291	173,457
Vega Telecom Inc. [Member]
Statements of Financial Position:
Noncurrent assets	77,099	78,004
Current assets	5,974	3,610
Noncurrent liabilities	11,204	11,456
Current liabilities	2,090	2,831
Equity	69,779	67,327
Carrying value of investments in joint ventures	32,625	32,538
Additional Information:
Cash and cash equivalents	3,074	2,590
Current financial liabilities	66	587
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	22,287	21,396
Current assets	6,064	3,662
Noncurrent liabilities	2,567	1,969
Current liabilities	10,294	7,859
Equity	15,490	15,230
Carrying value of investments in associates	9,914	9,747
Carrying value of investments in associates	9,914	9,747
Additional Information:
Cash and cash equivalents	1,350	1,534
Current financial liabilities	478	320
Noncurrent financial liabilities	1,413	1,842
VIH [Member]
Statements of Financial Position:
Noncurrent assets	1,373	1,184
Current assets	8,940	8,038
Noncurrent liabilities	682	35
Current liabilities	5,980	4,205
Equity	3,651	4,982
Carrying value of investments in associates	6,702	8,219
Carrying value of investments in associates	6,702	8,219
Additional Information:
Cash and cash equivalents	5,347	5,216
Current financial liabilities	₱ 5,944	4,155
Noncurrent financial liabilities		₱ 34